Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Variations in Intangible Assets	The following tables show the variations in intangible assets for the years ended December 31, 2023 and 2024:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2022			adjustments		12/31/2023
Gross
Software	977	24	(45)	—	—	955
Patents	351	—	—	—	18	369
Other intangibles	43,569	2,050	—	2,746	—	48,366
TOTAL—Gross	44,897	2,074	(45)	2,747	18	49,690
Accumulated depreciation and impairment
Software	(940)	(63)	75	—	—	(928)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(940)	(64)	75	—	—	(928)
TOTAL - Net	43,957	2,010	29	2,747	18	48,761

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2023			adjustments		2024/12/31
Gross
Software	955	—	(180)	—	—	776
Patents	369	—	—	—	(5)	364
Other intangibles	48,366	—	—	(748)	—	47,618
TOTAL—Gross	49,690	—	(180)	(748)	(5)	48,757
Accumulated depreciation and impairment
Software	(928)	(10)	180	—	—	(759)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(928)	(10)	180	—	—	(759)
TOTAL - Net	48,761	(10)	—	(748)	(5)	47,998